Financial Instruments (Tables)	12 Months Ended
Nov. 30, 2012
Financial Instruments
Summary of foreign currency derivative contract activity

Number of contracts
At November 30, 2010	33
Matured during the period	(33)
New contracts entered into during the period	31

At November 30, 2011	31
Matured during the period	(31)
New contracts entered into during the period	34

At November 30, 2012	34

Schedule of fair value of derivative instruments and their location in consolidated balance sheet

Derivatives designated as hedging instruments:	Balance Sheet Location	November 30, 2012	November 30, 2011
Asset derivatives	Other current assets	$1,313	$—
Liability derivatives	Other accrued liabilities	$—	$1,539

Schedule of effect of derivative instruments designated as cash flow hedges on the consolidated statement of operations

Derivatives in Cash Flow Hedging Relationships—Foreign exchange contracts	Gain (Loss) Recognized(1)	Gain (Loss) Reclassified(2)
Year ended November 30, 2012	$1,313	$(1,539)
Year ended November 30, 2011	$(1,539)	$697
Year ended November 30, 2010	$682	$3,598
(1)
Amount recognized in AOCI (effective portion) net of tax of $288, $(632) and $186 respectively.

(2)
Amount of gain (loss) reclassified from AOCI into income (effective portion) located in expense.

Schedule of existing derivatives

	November 30,
Derivatives between U.K. pound and U.S. dollar	2012	2011
Nominal value of forward exchange contracts and options	$50,232	$53,850
Fair value of contracts—asset (liability)	$932	$(1,057)
Average rate of contract	$1.57	$1.59
Period end rate	$1.60	$1.56

	November 30,
Derivatives between Malaysian ringgit and U.S. dollar	2012	2011
Nominal value of forward exchange contracts and options	$18,000	$18,000
Fair value of contracts—asset (liability)	$381	$(482)
Average rate of contract	$0.32	$0.32
Period end rate	$0.33	$0.31

Schedule of the Company's assets and liabilities measured at fair value on a recurring basis

	November 30, 2012		November 30, 2011
	Total	Significant Other Observable Inputs (Level 2)	Total	Significant Other Observable Inputs (Level 2)
Foreign currency forward contracts—asset (liability) position	$1,313	$1,313	$(1,539)	$(1,539)